FINANCING ARRANGEMENTS - Summary of Consolidated Long-term Debt (Details) - USD ($) $ in Millions	Dec. 31, 2021	Jun. 08, 2021	Dec. 31, 2020	Dec. 03, 2020	May 26, 2020	Mar. 08, 2019	Oct. 17, 2017	Mar. 31, 2017
Long-term debt, net of unamortized debt discount
Principal Amount	$ 22,870		$ 24,185
Total long-term debt and other	22,654		23,925
Less: Current portion of long-term debt and other	0		0
Non-current portion of long-term debt	$ 22,654		23,925
Term Loan B Facility Due June 2025
Long-term debt, net of unamortized debt discount
Stated interest rate on debt (as a percent)	3.09%
Principal Amount	$ 2,829		3,298
Total long-term debt and other	$ 2,772		3,220
Term Loan B Facility Due November 2025
Long-term debt, net of unamortized debt discount
Stated interest rate on debt (as a percent)	2.84%
Principal Amount	$ 994		1,125
Total long-term debt and other	$ 984		1,112
Senior Secured Notes | 7.000 % Senior Notes Due March 2024
Long-term debt, net of unamortized debt discount
Stated interest rate on debt (as a percent)	7.00%							7.00%
Principal Amount	$ 0		2,000
Total long-term debt and other	$ 0		1,987
Senior Secured Notes | 5.500% Senior Notes Due November 2025
Long-term debt, net of unamortized debt discount
Stated interest rate on debt (as a percent)	5.50%						5.50%
Principal Amount	$ 1,750		1,750
Total long-term debt and other	$ 1,739		1,736
Senior Secured Notes | 5.750% Senior Notes Due August 2027
Long-term debt, net of unamortized debt discount
Stated interest rate on debt (as a percent)	5.75%					5.75%
Principal Amount	$ 500		500
Total long-term debt and other	$ 495		494
Senior Secured Notes | 4.875% Senior Notes Due June 2028
Long-term debt, net of unamortized debt discount
Stated interest rate on debt (as a percent)	4.875%	4.875%
Principal Amount	$ 1,600		0
Total long-term debt and other	$ 1,580		0
Senior Unsecured Notes | 6.125% Senior Notes Due April 2025
Long-term debt, net of unamortized debt discount
Stated interest rate on debt (as a percent)	6.125%
Principal Amount	$ 2,650		3,250
Total long-term debt and other	$ 2,640		3,234
Senior Unsecured Notes | 9.000% Senior Notes Due December 2025
Long-term debt, net of unamortized debt discount
Stated interest rate on debt (as a percent)	9.00%
Principal Amount	$ 1,500		1,500
Total long-term debt and other	$ 1,482		1,478
Senior Unsecured Notes | 9.250% Senior Notes Due April 2026
Long-term debt, net of unamortized debt discount
Stated interest rate on debt (as a percent)	9.25%
Principal Amount	$ 1,500		1,500
Total long-term debt and other	$ 1,489		1,487
Senior Unsecured Notes | 8.500% Senior Notes Due January 2027
Long-term debt, net of unamortized debt discount
Stated interest rate on debt (as a percent)	8.50%
Principal Amount	$ 1,750		1,750
Total long-term debt and other	$ 1,754		1,755
Senior Unsecured Notes | 7.000 % Senior Notes Due January 2028
Long-term debt, net of unamortized debt discount
Stated interest rate on debt (as a percent)	7.00%
Principal Amount	$ 750		750
Total long-term debt and other	$ 743		742
Senior Unsecured Notes | 5.000% Senior Notes Due January 2028
Long-term debt, net of unamortized debt discount
Stated interest rate on debt (as a percent)	5.00%
Principal Amount	$ 1,250		1,250
Total long-term debt and other	$ 1,238		1,236
Senior Unsecured Notes | 6.250% Senior Notes Due February 2029
Long-term debt, net of unamortized debt discount
Stated interest rate on debt (as a percent)	6.25%				6.25%
Principal Amount	$ 1,500		1,500
Total long-term debt and other	$ 1,483		1,480
Senior Unsecured Notes | 5.000% Senior Note Due February 2029
Long-term debt, net of unamortized debt discount
Stated interest rate on debt (as a percent)	5.00%			5.00%
Principal Amount	$ 1,000		1,000
Total long-term debt and other	$ 990		988
Senior Unsecured Notes | 7.250% Senior Notes Due May 2029
Long-term debt, net of unamortized debt discount
Stated interest rate on debt (as a percent)	7.25%
Principal Amount	$ 750		750
Total long-term debt and other	$ 742		741
Senior Unsecured Notes | 5.250% Senior Notes Due January 2030
Long-term debt, net of unamortized debt discount
Stated interest rate on debt (as a percent)	5.25%
Principal Amount	$ 1,250		1,250
Total long-term debt and other	$ 1,237		1,235
Senior Unsecured Notes | 5.250% Senior Notes, Due February 2031
Long-term debt, net of unamortized debt discount
Stated interest rate on debt (as a percent)	5.25%			5.25%
Principal Amount	$ 1,000		1,000
Total long-term debt and other	989		988
Senior Unsecured Notes | Other
Long-term debt, net of unamortized debt discount
Principal Amount	12		12
Total long-term debt and other	$ 12		12
Senior Secured Credit Facilities | 2023 Revolving Credit Facility Due June 2023
Long-term debt, net of unamortized debt discount
Stated interest rate on debt (as a percent)	2.84%
Principal Amount	$ 285		0
Total long-term debt and other	$ 285		$ 0